Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-29-12	PAGE 1

A.	DATES				Begin	End	# days
1	Determination Date					1/17/2013
2	Payment Date					1/22/2013
3	Collection Period				12/2/2012	12/29/2012	28
4	Monthly Interest Period- Actual				12/20/2012	1/21/2013	33
5	Monthly Interest- Scheduled						30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	210,000,000.00	—	—	—	—	—
7	Class A-2 Notes	344,000,000.00	—	—	—	—	—
8	Class A-3 Notes	347,000,000.00	31,834,529.30	—	26,361,194.95	5,473,334.35	0.0157733
9	Class A-4 Notes	99,000,000.00	99,000,000.00	—	—	99,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$130,834,529.30	$—	$26,361,194.95	$104,473,334.35

11	Overcollateralization	190,480,502.64	214,286,490.48			214,286,490.48

12	Total Securitization Value	$1,190,480,502.64	$345,121,019.78			$318,759,824.83

13	NPV Lease Payments Receivable	535,197,375.56	56,989,201.43			48,652,729.67
14	NPV Base Residual	655,283,127.08	288,131,818.35			270,107,095.16

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes		0.2991%	—	—	—	—
16	Class A-2 Notes		0.7700%	—	—	—	—
17	Class A-3 Notes		0.9900%	26,263.49	0.0756873	26,387,458.44	76.0445488
18	Class A-4 Notes		1.1800%	97,350.00	0.9833333	97,350.00	0.9833333

	Equals: Total Securities			123,613.49		26,484,808.44

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Lease Payments Received						7,037,305.30
20	Pull Ahead Waived Payments						—
21	Sales Proceeds - Early Terminations						13,601,296.72
22	Sales Proceeds - Scheduled Terminations						8,659,980.56
23	Security Deposits for Terminated Accounts						15,773.00
24	Excess Wear and Tear Received						68,381.85
25	Excess Mileage Charges Received						92,403.10
26	Other Recoveries Received						133,828.52

27	Subtotal: Total Collections						29,608,969.05

28	Repurchase Payments						—
29	Postmaturity Term Extension						—
30	Investment Earnings on Collection Account						2,095.12

31	Total Available Funds, prior to Servicer Advances						29,611,064.17

32	Servicer Advance						—

33	Total Available Funds						29,611,064.17

34	Reserve Account Draw						—

35	Available for Distribution						29,611,064.17

D.	DISTRIBUTIONS
36	Payment Date Advance Reimbursement (Item 80)						—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods						—
39	Servicing Fee Due in Current Period						287,600.85
40	Servicing Fee Shortfall						—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods						—
43	Administration Fee Due in Current Period						5,000.00
44	Administration Fee Shortfall						—
45	Interest Paid to Noteholders						123,613.49
46	First Priority Principal Distribution Amount						—
47	Amount Paid to Reserve Account to Reach Specified Balance						—
48	Subtotal: Remaining Available Funds					29,194,849.83
49	Regular Principal Distribution Amount					26,361,194.95
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						26,361,194.95
51	Other Amounts paid to Trustees						—

52	Remaining Available Funds						2,833,654.88

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-29-12	PAGE 2

E.	CALCULATIONS
53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		130,834,529.30
55	Less: Aggregate Securitization Value (End of Collection Period)		(318,759,824.83)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		130,834,529.30
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(104,473,334.35)

61	Regular Principal Distribution Amount		26,361,194.95

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		318,759,824.83
64	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)		(214,286,490.48)

65	Targeted Note Balance		104,473,334.35

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		29,611,064.17
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)		287,600.85
70	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		123,613.49
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		29,194,849.83
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		29,194,849.83

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
83	Reserve Account Balances:
84	Targeted Reserve Account Balance		5,952,402.51
85	Initial Reserve Account Balance		5,952,402.51
86	Beginning Reserve Account Balance		5,952,402.51
87	Plus: Net Investment Income for the Collection Period		243.42

88	Subtotal: Reserve Fund Available for Distribution		5,952,645.93
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		5,952,645.93
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		243.42

93	Equals: Ending Reserve Account Balance		5,952,402.51

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units	462	8,369,454.33
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(8,663,605.56)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(119,271.44)
99	Less: Excess Wear and Tear Received		(68,381.85)
100	Less: Excess Mileage Received		(92,403.10)

101	Current Period Net Residual Losses/(Gains)	462	(574,207.62)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	11,933	(15,971,397.56)
104	Current Period Net Residual Losses (Item 101)	462	(574,207.62)

105	Ending Cumulative Net Residual Losses	12,395	(16,545,605.18)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-1.39%

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-29-12	PAGE 3

G.	POOL STATISTICS
107	Collateral Pool Balance Data			Initial	Current
108	Aggregate Securitization Value			1,190,480,503	318,759,825
109	Aggregate Base Residual Value			769,817,973	281,307,370
110	Number of Current Contracts			48,182	17,842
111	Weighted Average Lease Rate			2.69%	2.61%
112	Average Remaining Term			27.4	5.8
113	Average Original Term			38.2	39.7
114	Proportion of Base Prepayment Assumption Realized				131.14%
115	Actual Monthly Prepayment Speed				1.57%
116	Turn-in Ratio on Scheduled Terminations				86.58%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		19,044	363,124,935	345,121,020
118	Depreciation/Payments			(6,758,445)	(5,052,275)
119	Gross Credit Losses		(4)	(80,004)	(83,502)
120	Early Terminations - Regular		(734)	(13,484,808)	(12,828,221)
121	Early Terminations - Lease Pull Aheads		(2)	(28,899)	(27,742)
122	Scheduled Terminations - Returned to VCI	7,537,797	(400)	(7,502,581)	(7,282,449)
123	Scheduled Terminations - Purchased	1,125,808	(62)	(1,125,276)	(1,087,005)

124	Pool Balance - End of Period		17,842	334,144,922	318,759,825

125	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
126	Current		17,654	315,409,793	98.95%
127	31 - 90 Days Delinquent		155	2,688,492	0.84%
128	91+ Days Delinquent		33	661,540	0.21%

129	Total		17,842	318,759,825	100.00%

130	Credit Losses:			Units	Amounts
131	Aggregate Securitization Value on charged-off units			4	83,502

132	Aggregate Liquidation Proceeds on charged-off units				(35,196)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				—

136	Current Period Aggregate Net Credit Losses/(Gains)			4	48,306

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			351	1,809,530
139	Current Period Net Credit Losses (Item 136)			4	48,306

140	Ending Cumulative Net Credit Losses			355	1,857,836

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.16%

142	Aging of Scheduled Maturies Not Sold				Units
143	0 - 60 Days since Contract Maturity				309
144	61 - 120 Days since Contract Maturity				13
145	121+ Days since Contract Maturity				12

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-29-12	PAGE 4

        SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)

2/20/2013	12,142,504
3/20/2013	19,625,377
4/20/2013	23,776,547
5/20/2013	27,435,913
6/20/2013	25,956,099
7/20/2013	30,147,149
8/20/2013	27,550,111
9/20/2013	29,814,534
10/20/2013	25,333,912
11/20/2013	18,720,456
12/20/2013	18,666,422
1/20/2014	16,703,115
2/20/2014	14,399,329
3/20/2014	8,671,742
4/20/2014	3,421,325
5/20/2014	2,732,632
6/20/2014	2,751,588
7/20/2014	2,486,467
8/20/2014	2,420,741
9/20/2014	2,760,355
10/20/2014	3,066,124
11/20/2014	157,173
12/20/2014	17,098
1/20/2015	1,947
2/20/2015	1,164
3/20/2015	—
4/20/2015	—
5/20/2015	—
6/20/2015	—
7/20/2015	—
8/20/2015	—
9/20/2015	—
10/20/2015	—
11/20/2015	—
12/20/2015	—
1/20/2016	—
2/20/2016	—
3/20/2016	—
4/20/2016	—
5/20/2016	—
6/20/2016	—
7/20/2016	—
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—
5/20/2017	—
6/20/2017	—
7/20/2017	—
8/20/2017	—
9/20/2017	—
10/20/2017	—
11/20/2017	—
12/20/2017	—
1/20/2018	—

Total:	318,759,825

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month